Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information
Entity Registrant Name	ChinaCache International Holdings Ltd.
Entity Central Index Key	0001498576
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	400,069,875
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY